UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period:  October 31, 2007

Item 1. Report to Stockholders.

HENNESSY FUNDS

ANNUAL REPORT

OCTOBER 31, 2007

Hennessy Cornerstone Growth Fund   (HFCGX)
Hennessy Cornerstone Growth Fund, Series II   (HENLX)
Hennessy Focus 30 Fund   (HFTFX)
Hennessy Cornerstone Value Fund   (HFCVX)
Hennessy Total Return Fund   (HDOGX)
Hennessy Balanced Fund   (HBFBX)

Contents

Letter to shareholders	1
Change in value of $10,000 investment	7
Summaries of investments
Hennessy Cornerstone Growth Fund	13
Hennessy Cornerstone Growth Fund, Series II	17
Hennessy Focus 30 Fund	21
Hennessy Cornerstone Value Fund	24
Hennessy Total Return Fund	28
Hennessy Balanced Fund	31
Financial statements
Statements of assets and liabilities	34
Statements of operations	36
Statements of changes in net assets	38
Financial highlights
Hennessy Cornerstone Growth Fund	42
Hennessy Cornerstone Growth Fund, Series II	44
Hennessy Focus 30 Fund	46
Hennessy Cornerstone Value Fund	48
Hennessy Total Return Fund	50
Hennessy Balanced Fund	52
Statement of cash flows – Hennessy Total Return Fund	54
Notes to the financial statements	55
Report of Independent Registered Public Accounting Firm	64
Directors and Officers of the Funds	66
Expense example	72
Proxy voting policy	74

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LETTER TO SHAREHOLDERS

December, 2007

Dear Hennessy Funds Shareholder:

As another year passes, and despite significant volatility, fundamental economic indicators remain positive. We are experiencing low levels of unemployment, inflation and interest rates, and the market has posted moderate gains so far this year. However, many investors do not seem to realize this and I believe some, if asked, would say that the market is down for the year, which in fact it is not. Investor confidence has not been this low since the beginning of 2003, following three years of negative market returns. The financial markets are currently running on emotions, with investor behavior being driven more by headlines than the fundamentals.

The financial press has focused heavily on the credit crunch and sub-prime mortgage crisis. While the issue is real and has negatively affected financial stocks, the media has failed to report that 95% or more of Americans are paying their mortgages on time. As nervous U.S. investors flee from equities to bonds looking for safety or to foreign markets looking for growth, foreigners are seeing the value of and are investing in U.S. companies.

Some market bears are predicting an imminent recession. I do not believe that will happen. While corporate earnings may be lower than in recent years, companies continue to post solid earnings and unemployment is relatively low. With history as our guide, we are optimistic that economic conditions will remain favorable in the coming year, and barring an unforeseen catastrophe, that the Dow Jones Industrial Average could climb to 15,000 and beyond.

For the twelve months ending October 31, 2007, we saw large-cap stocks significantly outperform their small-cap counterparts. The Dow Jones Industrial Average is on track to outperform the S&P 500 again this year.  Within the large-cap arena, growth stocks have faired better than value stocks largely because the financial sector, which falls into the value category, has been negatively affected by the sub-prime mortgage issues.

HENNESSYFUNDS                                                                                                               1-800-966-4354

Returns at a Glance (as of October 31, 2007)

	One Year	Five Year	Ten Year	Since
	Annualized	Annualized	Annualized	Inception
	Return	Return	Return	(11/1/96)
Hennessy Cornerstone
Growth Fund (HFCGX)	9.65%	16.92%	13.50%	15.25%
Russell 2000 Index	9.27%	18.67%	8.01%	9.82%
S&P 500 Index	14.56%	13.88%	7.10%	9.19%
	One Year	Five Year	Ten Year	Since
	Annualized	Annualized	Annualized	Inception
	Return	Return	Return	(11/1/96)
Hennessy Cornerstone
Value Fund (HFCVX)	14.26%	14.52%	8.57%	8.67%
Russell 1000 Index	15.03%	14.54%	7.40%	9.43%
S&P 500 Index	14.56%	13.88%	7.10%	9.19%
	One Year	Five Year	Ten Year	Since
	Annualized	Annualized	Annualized	Inception
	Return	Return	Return	(3/8/96)
Hennessy Balanced Fund (HBFBX)	9.16%	7.11%	4.41%	5.56%
Dow Jones Industrial Average	17.94%	13.17%	8.60%	10.50%
S&P 500 Index	14.56%	13.88%	7.10%	9.77%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Performance shown does not reflect a 1.5% redemption fee on shares held for less than 90 days.  If it did, total returns would be reduced.

The total annual operating expenses of the Funds are as follow: Cornerstone Growth Fund = 1.21%; Cornerstone Value = 1.15%; Balanced Fund = 1.34%. Performance shown is net of fees and expenses.

We are pleased with the performance of our funds over the past year, as we are with their longer term performance. Each of the funds had positive returns for the twelve-month period ending October 31, 2007,

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	One Year	Five Year	Since
	Annualized	Annualized	Inception
	Return	Return	(7/1/05)
Hennessy Cornerstone
Growth Fund, Series II (HENLX)	2.60%	n/a	5.84%
Russell 2000 Index	9.27%	n/a	12.74%
S&P 500 Index	14.56%	n/a	13.87%
	One Year	Five Year	Since
	Annualized	Annualized	Inception
	Return	Return	(9/17/03)
Hennessy Focus 30 Fund (HFTFX)	11.30%	n/a	17.65%
S&P 400 Mid-cap Index	17.02%	n/a	15.55%
S&P 500 Index	14.56%	n/a	12.54%
	One Year	Five Year	Since
	Annualized	Annualized	Inception
	Return	Return	(7/29/98)
Hennessy Total Return Fund (HDOGX)	11.70%	11.88%	5.65%
Dow Jones Industrial Average	17.94%	13.17%	7.06%
S&P 500 Index	14.56%	13.88%	5.18%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Performance shown does not reflect a 1.5% redemption fee on shares held for less than 90 days.  If it did, total returns would be reduced.

The total annual operating expenses of the Funds are as follow: Cornerstone Growth Fund, Series II = 1.25%; Focus 30 Fund = 1.21%; Total Return Fund = 2.80% gross/1.16% net of interest expense. Performance shown is net of fees and expenses.

although they lagged behind some of the market indices. Beyond the general themes mentioned above, the performance of our funds can primarily be attributed to individual stock performance.

HENNESSYFUNDS                                                                                                               1-800-966-4354

    The Hennessy Cornerstone Growth Fund returned 9.65% for the twelve-month period ending October 31, 2007, beating the Russell 2000, which returned 9.27%, but lagging the S&P 500, which returned 14.56% for the same period. Generally, small-cap names underperformed their large-cap counterparts, which partially explains the fund’s performance relative to the S&P 500 Index. The most impressive stocks in the portfolio were CF Industries, which returned 340% for the twelve-month period, AK Steel, which returned 241%, and M&F Worldwide, which returned 230%.  The portfolio laggards were US Airways, which lost 43% for the twelve-month period, Charlotte Russe Holding, which lost 45%, and WellCare, which lost 58%.

The Hennessy Cornerstone Growth Fund, Series II returned 2.60% for the twelve-month period ending October 31, 2007, underperforming both the Russell 2000 and S&P 500 indices for the same period. Again, the relative underperformance of small cap stocks contributed to the fund’s underperformance versus the S&P 500. Because this fund rebalances in the summer, both the previous and current portfolios affected performance for the twelve-month period ending October 31, 2007. In the previous portfolio, purchased in summer, 2006, Cummins, Alon USA Energy and Chapparal Steel were top performing stocks, while Cray, Interstate Hotels and EMC Insurance were laggards. Within the current portfolio, purchased in summer, 2007, Terra Industries, Gamestop and ICO are showing strong performance, while CPI Corp., Miva and WellCare have had negative performance.

The Hennessy Focus 30 Fund returned 11.30% for the twelve-month period ending October 31, 2007, versus the S&P 500 at 14.56% and the S&P 400 Midcap Index at 17.02%.  This fund rebalances in the fall, therefore, the stocks purchased in fall, 2006 are primarily responsible for the performance of the fund for the twelve-month period ending October 31, 2007.  Cummins and Priceline.com were the leading performers in the portfolio. Retail stocks were quite mixed, with Dick’s Sporting Goods and Big Lots among the strongest performers, while Ann Taylor, Dillard’s and Children’s Place were the worst performing stocks in the portfolio. Within the current portfolio, we are seeing strong performance thus far from Terra Industries, Alpha Natural Resources, AK Steel and Tupperware Brands.

The Hennessy Cornerstone Value Fund returned 14.26% for the twelve-month period ending October 31, 2007, slightly underperforming the S&P 500 (14.56%) and the Russell 1000 (15.03%) for the same period. Despite stellar performance during the period from stocks such as Southern Copper (+174%), PetroChina (+137%), DaimlerChrysler

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(+91%) and Lyondell Chemical (+89%), the portfolio’s performance was significantly hampered by its 23% stake in Financial stocks, which directly or indirectly, were negatively affected by the sub-prime mortgage situation.

The Hennessy Total Return Fund returned 11.70% for the twelve-month period ending October 31, 2007, and the Hennessy Balanced Fund returned 9.16% for the period.  Both funds’ performance lagged that of the S&P 500, which returned 14.56%, and the Dow Jones Industrial Average, which returned 17.94%, for the same period. Performance of both funds was led by Coca-Cola (+32%) and Verizon Communications (+29%). Pharmaceutical stocks in the portfolios were mixed, with Merck up 28% for the twelve-month period, while Pfizer was down 7%.  Home Depot and Citigroup, each down 16% for the period, also hurt performance. Relatively low returns from short-term U.S. Treasury bills, which make up 25% of the portfolio of the Total Return Fund and 50% of the portfolio of the Hennessy Balanced Fund, also contributed to the funds’ underperformance versus the benchmarks.

At Hennessy Funds we remain firmly committed to our time-tested investment formulas and we adhere to them in all types of markets regardless of sensational media headlines. We believe that buying quality investments and holding them for the long run is the key to financial success. Thank you for your continued confidence and investment in the Hennessy Funds. Should you have any questions or want to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil Hennessy
President & Portfolio Manager

Past performance does not guarantee future results.

Small and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risk and differences in accounting methods. The Hennessy Total Return and Balanced Funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund, making it more exposed to individual stock volatility than a diversified fund.

HENNESSYFUNDS                                                                                                               1-800-966-4354

References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings are subject to change. Please refer to the Schedule of Investments within this annual report for additional portfolio information, including percentages of holdings.

The S&P 500, Russell 2000, Russell 1000, S&P 400 Midcap and Dow Jones Industrial Average are unmanaged indices commonly used to measure the performance of U.S. stocks. The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The Russell 2000 Index is a recognized small-cap index of the 2000 smallest securities of the Russell 3000 Index, which is comprised of the 3000 largest U.S. securities as determined by total market capitalization. The Russell 1000 is an unmanaged Index that measures the performance of large-cap U.S. stocks. The S&P 400 Midcap Index is an unmanaged Index that measures the performance of mid-cap U.S. stocks. One cannot invest directly in an index.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.  12/07

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Change in Value of $10,000 Investment

HENNESSY CORNERSTONE GROWTH FUND

This chart assumes an initial gross investment of $10,000 made on October 31, 1997. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Performance shown does not reflect a 1.5% redemption fee on shares held for less than 90 days.  If it did, total returns would be reduced.

AVERAGE ANNUAL TOTAL RETURN
PERIODS ENDED OCTOBER 31, 2007

	One Year	Five Years	Ten Years
Hennessy Cornerstone Growth Fund	9.65%	16.92%	13.50%
Russell 2000 Index	9.27%	18.67%	8.01%
S&P 500 Index	14.56%	13.88%	7.10%

RUSSELL 2000 INDEX – An unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

S&P 500 INDEX – An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

HENNESSYFUNDS                                                                                                               1-800-966-4354

Change in Value of $10,000 Investment

HENNESSY CORNERSTONE GROWTH FUND, SERIES II

This chart assumes an initial gross investment of $10,000 made on July 1, 2005 (inception). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Performance shown does not reflect a 1.5% redemption fee on shares held for less than 90 days.  If it did, total returns would be reduced.

AVERAGE ANNUAL TOTAL RETURN
PERIODS ENDED OCTOBER 31, 2007
		Since Inception
	One Year	7/1/05*
Hennessy Cornerstone Growth Fund, Series II	2.60%	5.84%
Russell 2000 Index	9.27%	12.74%
S&P 500 Index	14.56%	13.87%

*
On July 1, 2005, Hennessy Advisors, Inc. became the investment advisor to Hennessy Cornerstone Growth Fund, Series II (formerly The Henlopen Fund).  Due to the change in investment advisor and investment technique, performance is being quoted for the period after the change of investment advisor.

RUSSELL 2000 INDEX – An unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

S&P 500 INDEX – An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

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Change in Value of $10,000 Investment

HENNESSY FOCUS 30 FUND

This chart assumes an initial gross investment of $10,000 made on September 17, 2003 (inception). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Performance shown does not reflect a 1.5% redemption fee on shares held for less than 90 days.  If it did, total returns would be reduced.

AVERAGE ANNUAL TOTAL RETURN
PERIODS ENDED OCTOBER 31, 2007
		Since Inception
	One Year	9/17/03*
Hennessy Focus 30 Fund	11.30%	17.65%
S&P Midcap 400 Index	17.02%	15.55%
S&P 500 Index	14.56%	12.54%

*
On September 17, 2003, the SYM Select Growth Fund merged into the Hennessy Focus 30 Fund.  Due to the change in advisor and investment technique, performance is being quoted for the period after the merger.

S&P MIDCAP 400 INDEX – An unmanaged capitalization-weighted index of 400 stocks designed to measure performance of mid-sized companies through changes in the aggregate market value of the 400 stocks which represent all major industries.

S&P 500 INDEX – An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

HENNESSYFUNDS                                                                                                               1-800-966-4354

Change in Value of $10,000 Investment

HENNESSY CORNERSTONE VALUE FUND

This chart assumes an initial gross investment of $10,000 made on October 31, 1997. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Performance shown does not reflect a 1.5% redemption fee on shares held for less than 90 days.  If it did, total returns would be reduced.

AVERAGE ANNUAL TOTAL RETURN
PERIODS ENDED OCTOBER 31, 2007

	One Year	Five Years	Ten Years
Hennessy Cornerstone Value Fund	14.26%	14.52%	8.57%
Russell 1000 Index	15.03%	14.54%	7.40%
S&P 500 Index	14.56%	13.88%	7.10%

RUSSELL 1000 INDEX – An unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the U.S. investable equity market.

S&P 500 INDEX – An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

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Change in Value of $10,000 Investment

HENNESSY TOTAL RETURN FUND

This chart assumes an initial gross investment of $10,000, made on July 29, 1998 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividend and other distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Performance shown does not reflect a 1.5% redemption fee on shares held for less than 90 days.  If it did, total returns would be reduced.

AVERAGE ANNUAL TOTAL RETURN
PERIODS ENDED OCTOBER 31, 2007
			Since Inception
	One Year	Five Years	7/29/98
Hennessy Total Return Fund	11.70%	11.88%	5.65%
Dow Jones Industrial Average	17.94%	13.17%	7.06%
S&P 500 Index	14.56%	13.88%	5.18%

DOW JONES INDUSTRIAL AVERAGE – The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies.

S&P 500 INDEX – An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

HENNESSYFUNDS                                                                                                               1-800-966-4354

Change in Value of $10,000 Investment

HENNESSY BALANCED FUND

This chart assumes an initial gross investment of $10,000, made on October 31, 1997. Returns shown include the reinvestment of all dividend and other distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.  Performance shown does not reflect a 1.5% redemption fee on shares held for less than 90 days.  If it did, total returns would be reduced.

AVERAGE ANNUAL TOTAL RETURN
PERIODS ENDED OCTOBER 31, 2007
	One Year	Five Years	Ten Years
Hennessy Balanced Fund	9.16%	7.11%	4.41%
Dow Jones Industrial Average	17.94%	13.17%	8.60%
S&P 500 Index	14.56%	13.88%	7.10%

DOW JONES INDUSTRIAL AVERAGE – The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies.

S&P 500 INDEX – An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

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SUMMARY OF INVESTMENTS — CORNERSTONE GROWTH FUND

Summaries of Investments

The following summaries of investment portfolios are designed to help investors better understand each fund’s principal holdings.  Each summary is as of October 31, 2007.

HENNESSY CORNERSTONE GROWTH FUND
(% of Net Assets)

TOP TEN HOLDINGS	% of net assets
CF Industries Holdings, Inc.	5.60%
AK Steel Holding Corp.	4.61%
Robbin & Myers, Inc.	3.19%
M&F Worldwide Corp.	3.13%
Manitowoc Co.	3.09%
General Cable Corp.	3.00%
Quanta Services, Inc.	2.89%
The Geo Group, Inc.	2.89%
Steel Dynamics, Inc.	2.63%
LAN Airlines SA – ADR	2.54%

HENNESSYFUNDS                                                                                                               1-800-966-4354

SUMMARY OF INVESTMENTS — CORNERSTONE GROWTH FUND

COMMON STOCKS – 99.32%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 17.05%
Big Lots, Inc. (a)	705,600	$16,920,288	1.71%
Blockbuster, Inc. (a)	2,877,400	15,135,124	1.53%
Brown Shoe Co., Inc.	541,100	11,038,440	1.12%
Carmax, Inc. (a)	635,100	13,254,537	1.34%
Charlotte Russe Holding, Inc. (a)	628,800	9,111,312	0.92%
Jack in the Box, Inc. (a)	595,100	18,668,287	1.88%
Lear Corp. (a)	538,500	19,132,905	1.93%
Sauer-Danfoss, Inc.	541,800	14,032,620	1.42%
The Sherwin-Williams Co.	271,700	17,367,064	1.75%
Skechers U.S.A., Inc. (a)	525,300	12,917,127	1.30%
Systemax, Inc.	910,000	21,294,000	2.15%
		168,871,704	17.05%
Consumer Staples – 7.64%
Ingles Markets, Inc.	530,700	14,726,925	1.49%
M&F Worldwide Corp. (a)	591,400	31,030,758	3.13%
Rite Aid Corp. (a)	3,062,100	11,972,811	1.21%
Spartan Stores, Inc.	805,300	17,901,819	1.81%
		75,632,313	7.64%
Energy – 6.78%
Copano Energy LLC	584,800	22,637,608	2.29%
Holly Corp.	338,100	21,232,680	2.14%
Markwest Hydrocarbon, Inc.	384,900	23,278,752	2.35%
		67,149,040	6.78%
Financials – 3.86%
The Goldman Sachs Group, Inc.	84,900	21,048,408	2.12%
Odyssey Re Holdings Corp.	462,900	17,210,622	1.74%
		38,259,030	3.86%
Health Care – 4.86%
Amerigroup Corp. (a)	510,500	17,867,500	1.80%
Sun Healthcare Group, Inc. (a)	1,515,700	24,478,555	2.47%
WellCare Health Plans, Inc. (a)	240,800	5,824,952	0.59%
		48,171,007	4.86%

The accompanying notes are an integral part of these financial statements.

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SUMMARY OF INVESTMENTS — CORNERSTONE GROWTH FUND

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Industrials – 33.67%
British Airways PLC – ADR (b)	175,000	$16,186,537	1.63%
Cenveo, Inc. (a)	789,200	17,820,136	1.80%
Clean Harbors, Inc. (a)	353,300	17,392,959	1.76%
Comsys IT Partners, Inc. (a)	859,900	15,289,022	1.54%
Continental Airlines, Inc. (a)	444,400	15,265,140	1.54%
FTD Group, Inc.	1,041,200	14,628,860	1.48%
General Cable Corp. (a)	413,000	29,731,870	3.00%
The Geo Group, Inc. (a)	904,100	28,596,683	2.89%
Horizon Lines Inc. Class A	625,700	19,684,522	1.99%
LAN Airlines SA – ADR (b)	1,514,200	25,196,288	2.54%
Manitowoc Co.	621,100	30,595,386	3.09%
Quanta Services, Inc. (a)	866,900	28,607,700	2.89%
Robbins & Myers, Inc.	437,200	31,609,560	3.19%
U S Airways Group, Inc. (a)	347,700	9,617,382	0.97%
Volt Information Sciences, Inc. (a)	519,700	8,081,335	0.82%
Volvo AB – ADR (b)	1,278,900	25,130,385	2.54%
		333,433,765	33.67%
Information Technology – 7.27%
Belden CDT, Inc.	417,700	24,339,379	2.46%
Convergys Corp. (a)	711,700	13,045,461	1.32%
Infineon Technologies AG – ADR (a)(b)	1,259,700	18,492,396	1.87%
Loral Space & Communications Ltd. (a)	398,900	16,107,582	1.62%
		71,984,818	7.27%
Materials – 18.19%
AK Steel Holding Corp. (a)	910,000	45,618,300	4.61%
CF Industries Holdings, Inc.	631,600	55,517,640	5.60%
Greif, Inc.	330,700	21,032,520	2.12%
Innospec, Inc.	748,100	15,927,049	1.61%
Rock-Tenn Co.	550,800	16,061,328	1.62%
Steel Dynamics, Inc.	488,900	26,019,258	2.63%
		180,176,095	18.19%

Total Common Stocks (Cost $902,734,853)		983,677,772	99.32%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS                                                                                                               1-800-966-4354

SUMMARY OF INVESTMENTS — CORNERSTONE GROWTH FUND

SHORT-TERM INVESTMENTS – 0.00%	Number		% of Net
	of Shares	Value	Assets
Variable Rate Demand Notes# – 0.00%
American Family Financial Services, Inc.
4.943%	686	$686	0.00%

Total Variable Rate Demand Notes
(Cost $686)		686	0.00%

Total Short-Term Investments
(Cost $686)		686	0.00%

Total Investments– 99.32%
(Cost $902,735,539)		983,678,458	99.32%

Other Assets in Excess of Liabilities – 0.68%		6,747,008	0.68%
TOTAL NET ASSETS– 100.00%		$990,425,466	100.00%

Percentages are stated as a percent of net assets.

ADR  American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2007.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — CORNERSTONE GROWTH FUND, SERIES II

HENNESSY CORNERSTONE
GROWTH FUND, SERIES II
(% of Net Assets)

TOP TEN HOLDINGS	% of net assets
Gamestop Corp.	2.92%
AK Steel Holding Corp.	2.70%
Terra Industries, Inc.	2.68%
Ico, Inc.	2.67%
LSB Industries, Inc.	2.60%
Robbins & Myers, Inc.	2.57%
Arcelor Mittal – ADR	2.52%
1-800 Flowers.com, Inc.	2.51%
Owens-Illinois, Inc.	2.50%
VSE Corp.	2.46%

HENNESSYFUNDS                                                                                                               1-800-966-4354

SUMMARY OF INVESTMENTS — CORNERSTONE GROWTH FUND, SERIES II

COMMON STOCKS – 98.63%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 11.21%
1-800 Flowers.com, Inc. (a)	289,700	$3,473,503	2.51%
Fiat SPA – ADR (b)	89,900	2,897,819	2.09%
Gamestop Corp. (a)	68,300	4,044,726	2.92%
Nexstar Broadcasting Group, Inc. (a)	226,800	2,138,724	1.54%
Warnaco Group, Inc. (a)	73,200	2,978,508	2.15%
		15,533,280	11.21%
Consumer Staples – 4.80%
Cal-Maine Foods, Inc.	141,800	3,394,692	2.45%
Pricesmart, Inc.	114,300	3,250,692	2.35%
		6,645,384	4.80%
Energy – 10.34%
Genesis Energy LP	80,500	2,052,750	1.48%
Ico, Inc. (a)	255,600	3,701,088	2.67%
Matrix Service Co. (a)	115,500	3,406,095	2.46%
Ultrapar Participacoes S.A. – ADR (b)	82,900	3,357,450	2.42%
Western Refining, Inc.	49,300	1,808,324	1.31%
		14,325,707	10.34%
Health Care – 1.96%
Emergency Medical Services Corp. (a)	66,900	2,031,753	1.47%
WellCare Health Plans, Inc. (a)	28,200	682,158	0.49%
		2,713,911	1.96%
Industrials – 39.77%
Astec Industries, Inc. (a)	60,000	2,719,200	1.96%
Barnes Group, Inc.	87,000	3,195,510	2.31%
Chart Industries, Inc. (a)	98,800	3,240,640	2.34%
CNH Global N.V. (b)	50,300	3,298,674	2.38%
CPI Corp.	45,100	1,497,771	1.08%
Cummins, Inc.	24,700	2,963,012	2.14%
Dyncorp International, Inc. (a)	132,700	3,004,328	2.17%
General Cable Corp. (a)	34,500	2,483,655	1.79%
Hardinge, Inc.	75,200	2,431,216	1.75%
Horizon Lines Inc. Class A	80,600	2,535,676	1.83%
Hudson Highland Group, Inc. (a)	156,600	1,797,768	1.30%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — CORNERSTONE GROWTH FUND, SERIES II

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Industrials (Continued)
Integrated Electrical Service (a)	87,800	$2,046,618	1.48%
Kaman Corp.	84,100	3,171,411	2.29%
MFRI, Inc. (a)	100,500	1,644,180	1.18%
Perini Corp. (a)	39,900	2,288,265	1.65%
Pinnacle Airlines Corp. (a)	150,800	2,388,672	1.72%
Robbins & Myers, Inc.	49,200	3,557,160	2.57%
Terex Corp. (a)	31,500	2,337,930	1.69%
Twin Disc, Inc.	38,000	2,510,660	1.81%
Volvo AB – ADR (b)	132,000	2,593,800	1.87%
VSE Corp.	57,500	3,409,175	2.46%
		55,115,321	39.77%
Information Technology – 7.45%
Amkor Technology, Inc. (a)	194,500	2,203,685	1.59%
Avnet, Inc. (a)	65,400	2,728,488	1.97%
Iomega Corp. (a)	531,500	2,088,795	1.51%
Methode Electronics, Inc.	160,400	2,011,416	1.45%
Miva, Inc. (a)	408,100	1,297,758	0.93%
		10,330,142	7.45%
Materials – 21.19%
AK Steel Holding Corp. (a)	74,600	3,739,698	2.70%
Arcelor Mittal – ADR (b)	43,600	3,485,820	2.52%
Buckeye Technologies, Inc. (a)	186,000	3,333,120	2.40%
Celanese Corp.	76,800	3,222,528	2.33%
Innospec, Inc.	94,400	2,009,776	1.45%
LSB Industries, Inc. (a)	133,600	3,609,872	2.60%
Owens-Illinois, Inc. (a)	77,900	3,460,318	2.50%
Penford Corp.	79,000	2,786,330	2.01%
Terra Industries, Inc. (a)	100,800	3,718,512	2.68%
		29,365,974	21.19%
Utilities – 1.91%
Reliant Energy, Inc. (a)	96,300	2,650,176	1.91%

Total Common Stocks (Cost $139,819,289)		136,679,895	98.63%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS                                                                                                               1-800-966-4354

SUMMARY OF INVESTMENTS — CORNERSTONE GROWTH FUND, SERIES II

SHORT-TERM INVESTMENTS – 1.64%	Number		% of Net
	of Shares	Value	Assets
Discount Notes – 1.63%
Federal Home Loan Bank Discount Note,
5.252%, due 11/01/2007	2,267,000	$2,267,000	1.63%

Total Discount Notes (Cost $2,267,000)		2,267,000	1.63%

Variable Rate Demand Notes# – 0.01%
American Family Financial Services, Inc.
4.943%	11,503	11,503	0.01%

Total Variable Rate Demand Notes
($11,503)		11,503	0.01%

Total Short-Term Investments
(Cost $2,278,503)		2,278,503	1.64%

Total Investments– 100.27%
(Cost $142,097,792)		138,958,398	100.27%

Liabilities in Excess of Other Assets – (0.27)%		(379,822)	(0.27)%
TOTAL NET ASSETS– 100.00%		$138,578,576	100.00%

ADR  American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2007.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — FOCUS 30 FUND

HENNESSY FOCUS 30 FUND
(% of Net Assets)

TOP TEN HOLDINGS	% of net assets
Terra Industries, Inc.	3.74%
SPX Corp.	3.68%
Alpha Natural Resources, Inc.	3.61%
Barnes Group, Inc.	3.60%
Owens-Illinois,Inc.	3.50%
Parexel International Corp.	3.49%
Tupperware Corp.	3.49%
AK Steel Holding Corp.	3.48%
Esterline Technologies Corp.	3.47%
URS Corp.	3.45%

HENNESSYFUNDS                                                                                                               1-800-966-4354

SUMMARY OF INVESTMENTS — FOCUS 30 FUND

COMMON STOCKS – 97.58%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 10.18%
Dick’s Sporting Goods, Inc. (a)	236,300	$7,885,331	3.38%
Tupperware Corp.	225,500	8,140,550	3.49%
Warnaco Group, Inc. (a)	190,200	7,739,238	3.31%
		23,765,119	10.18%
Consumer Staples – 3.05%
Corn Products International, Inc.	167,100	7,108,434	3.05%

Energy – 3.16%
Oil States International, Inc. (a)	170,800	7,376,852	3.16%

Health Care – 4.22%
Parexel International Corp. (a)	177,100	8,146,600	3.49%
WellCare Health Plans, Inc. (a)	70,800	1,712,652	0.73%
		9,859,252	4.22%
Industrials – 34.27%
Alliant Techsystems, Inc. (a)	72,100	7,959,119	3.41%
Barnes Group, Inc.	228,600	8,396,478	3.60%
Esterline Technologies Corp. (a)	147,800	8,096,484	3.47%
Flowserve Corp.	101,300	7,998,648	3.43%
Goodrich Corp.	114,800	7,996,968	3.43%
Harsco Corp.	132,300	8,020,026	3.44%
Oshkosh Truck Corp.	129,500	7,018,900	3.00%
SPX Corp.	84,800	8,590,240	3.68%
Triumph Group, Inc.	98,500	7,842,570	3.36%
URS Corp. (a)	130,300	8,053,843	3.45%
		79,973,276	34.27%
Information Technology – 9.55%
Anixter International, Inc. (a)	94,500	6,789,825	2.91%
Arrow Electronics, Inc. (a)	188,800	7,548,224	3.23%
Hewitt Associates, Inc. (a)	225,300	7,948,584	3.41%
		22,286,633	9.55%
Materials – 33.15%
Airgas, Inc.	147,500	7,444,325	3.19%
AK Steel Holding Corp. (a)	162,000	8,121,060	3.48%
Alpha Natural Resources, Inc. (a)	307,200	8,429,568	3.61%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — FOCUS 30 FUND

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Materials (Continued)
Brush Engineered Materials, Inc. (a)	143,400	$6,926,220	2.97%
Lubrizol Corp.	115,400	7,833,352	3.36%
Nalco Holding Company	262,100	6,515,806	2.79%
Owens-Illinois, Inc. (a)	183,700	8,159,954	3.50%
Schnitzer Steel Industries, Inc.	112,900	7,459,303	3.19%
Terra Industries, Inc. (a)	236,400	8,720,796	3.74%
WR Grace & Co. (a)	261,900	7,752,240	3.32%
		77,362,624	33.15%

Total Common Stocks (Cost $230,203,046)		227,732,190	97.58%

SHORT-TERM INVESTMENTS – 0.09%

Discount Notes – 0.09%
Federal Home Loan Bank Discount Note,
4.252%, due 11/01/2007	204,000	204,000	0.09%

Total Discount Notes (Cost $204,000)		204,000	0.09%

Variable Rate Demand Notes# – 0.00%
American Family Financial Services, Inc.
4.943%	5,225	5,225	0.00%

Total Variable Rate Demand Notes
(Cost $5,225)		5,225	0.00%

Total Short-Term Investments
(Cost $209,225)		209,225	0.09%

Total Investments – 97.67%
(Cost $230,412,271)		227,941,415	97.67%

Other Assets in Excess of Liabilities – 2.33%		5,429,694	2.33%
TOTAL NET ASSETS– 100.00%		$233,371,109	100.00%

(a)	Non Income Producing
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2007.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS                                                                                                               1-800-966-4354

SUMMARY OF INVESTMENTS — CORNERSTONE VALUE FUND

HENNESSY CORNERSTONE VALUE FUND
(% of Net Assets)

TOP TEN HOLDINGS	% of net assets
Southern Copper Corp.	4.43%
PetroChina Co. Ltd. – ADR	3.57%
Lyondell Chemical Co.	3.33%
DaimlerChrysler AG	3.29%
Sasol Ltd. – ADR	2.45%
Verizon Communications, Inc.	2.36%
General Motors Corp.	2.30%
Merck & Co., Inc.	2.27%
Royal Dutch Shell PLC – ADR	2.17%
Kraft Foods, Inc.	2.16%

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — CORNERSTONE VALUE FUND

COMMON STOCKS – 98.41%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 9.01%
DaimlerChrysler AG (b)	61,100	$6,730,165	3.29%
General Motors Corp.	120,000	4,702,800	2.30%
Mattel, Inc.	162,700	3,398,803	1.66%
Newell Rubbermaid, Inc.	123,500	3,601,260	1.76%
		18,433,028	9.01%
Consumer Staples – 11.22%
Altria Group, Inc.	43,100	3,143,283	1.54%
Diageo PLC – ADR (b)	46,700	4,284,725	2.09%
HJ Heinz Co.	80,300	3,756,434	1.84%
Kimberly-Clark Corp.	53,300	3,778,437	1.85%
Kraft Foods, Inc.	132,500	4,426,825	2.16%
Reynolds American, Inc.	55,200	3,556,536	1.74%
		22,946,240	11.22%
Energy – 16.26%
BP PLC – ADR (b)	52,700	4,110,073	2.01%
Enterprise Products Partners LP	125,700	4,021,143	1.97%
ENI SpA – ADR (b)	54,700	3,997,476	1.95%
PetroChina Co. Ltd. – ADR (b)	27,800	7,300,280	3.57%
Royal Dutch Shell PLC – ADR (b)	50,600	4,428,006	2.17%
Sasol Ltd. – ADR (b)	98,500	5,009,710	2.45%
Statoil ASA – ADR (b)	128,400	4,375,872	2.14%
		33,242,560	16.26%
Financials – 22.93%
Bank of America Corp.	68,500	3,307,180	1.62%
Barclays PLC – ADR (b)	67,000	3,406,950	1.67%
BB&T Corp.	83,000	3,068,510	1.50%
Cincinnati Financial Corp.	79,700	3,170,466	1.55%
Citigroup, Inc.	71,600	3,000,040	1.47%
Fidelity National Title Group, Inc.	156,200	2,403,918	1.17%
HSBC Holdings PLC – ADR (b)	39,500	3,931,040	1.92%
J.P. Morgan Chase & Co.	76,600	3,600,200	1.76%
National City Corp.	100,800	2,444,400	1.20%
PNC Financial Services Group	50,600	3,651,296	1.78%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS                                                                                                               1-800-966-4354

SUMMARY OF INVESTMENTS — CORNERSTONE VALUE FUND

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Financials (Continued)
Regions Financial Corp.	98,300	$2,665,896	1.30%
US Bancorp	106,400	3,528,224	1.73%
Wachovia Corp.	65,700	3,004,461	1.47%
Washington Mutual, Inc.	81,000	2,258,280	1.10%
Wells Fargo & Co.	101,800	3,462,218	1.69%
		46,903,079	22.93%
Health Care – 9.59%
Bristol-Myers Squibb Co.	143,000	4,288,570	2.10%
Eli Lilly & Co.	66,100	3,579,315	1.75%
GlaxoSmithKline PLC – ADR (b)	68,500	3,510,625	1.72%
Merck & Co., Inc.	79,700	4,643,322	2.27%
Pfizer, Inc.	145,800	3,588,138	1.75%
		19,609,970	9.59%
Industrials – 3.47%
Masco Corp.	124,600	3,000,368	1.47%
RR Donnelley & Sons Co.	101,800	4,101,522	2.00%
		7,101,890	3.47%
Materials – 19.54%
The Dow Chemical Co.	90,700	4,085,128	2.00%
EI Du Pont de Nemours & Co.	77,000	3,812,270	1.86%
International Paper Co.	108,000	3,991,680	1.95%
Lyondell Chemical Co.	143,500	6,809,075	3.33%
MeadWestvaco Corp.	121,200	4,077,168	2.00%
PPG Industries, Inc.	54,500	4,073,330	1.99%
Southern Copper Corp.	64,800	9,052,560	4.43%
Weyerhaeuser Co.	53,400	4,053,594	1.98%
		39,954,805	19.54%
Telecommunication Services – 6.39%
AT&T, Inc.	104,300	4,358,697	2.13%
Chunghwa Telecom Company Ltd. – ADR (b)	202,400	3,886,080	1.90%
Telefonica De Argentina (a)(b)Ω	1,200	0	0.00%
Verizon Communications, Inc.	104,600	4,818,922	2.36%

		13,063,699	6.39%

Total Common Stocks (Cost $164,209,075)		201,255,271	98.41%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — CORNERSTONE VALUE FUND

SHORT-TERM INVESTMENTS – 1.56%	Principal		% of Net
	Amount	Value	Assets
Variable Rate Demand Notes# – 1.56%
American Family Financial Services, Inc.
4.943%	$3,190,587	$3,190,587	1.56%

Total Short-Term Investments
(Cost $3,190,587)		3,190,587	1.56%

Total Investments– 99.97%
(Cost $167,399,662)		204,445,858	99.97%

Other Assets in Excess of Liabilities – 0.03%		58,349	0.03%
TOTAL NET ASSETS– 100.00%		$204,504,207	100.00%

Percentages are stated as a percent of net assets.

ADR  American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2007.
Ω	Security is fair valued.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS                                                                                                               1-800-966-4354

SUMMARY OF INVESTMENTS — TOTAL RETURN FUND

HENNESSY TOTAL RETURN FUND
(% of Net Assets)

TOP TEN HOLDINGS	% of net assets
Merck & Co., Inc.	8.71%
Verizon Communications, Inc.	8.08%
AT&T, Inc.	7.71%
Altria Group, Inc.	7.23%
EI Du Pont de Nemours & Co.	7.18%
General Motors Corp.	7.13%
Pfizer, Inc.	7.06%
General Electric Co.	6.42%
J.P. Morgan Chase & Co.	6.20%
Citigroup, Inc.	6.03%

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — TOTAL RETURN FUND

COMMON STOCKS – 75.84%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 9.46%
General Motors Corp.	175,100	$6,862,169	7.13%
Home Depot, Inc.	71,300	2,246,663	2.33%
		9,108,832	9.46%
Consumer Staples – 8.99%
Altria Group, Inc.	95,400	6,957,522	7.23%
The Coca-Cola Co.	19,400	1,198,144	1.24%
Kraft Foods, Inc.	15,020	501,818	0.52%
		8,657,484	8.99%
Financials – 12.23%
Citigroup, Inc.	138,500	5,803,150	6.03%
J.P. Morgan Chase & Co.	127,100	5,973,700	6.20%
		11,776,850	12.23%
Health Care – 15.77%
Merck & Co., Inc.	144,000	8,389,440	8.71%
Pfizer, Inc.	276,400	6,802,204	7.06%
		15,191,644	15.77%
Industrials – 6.42%
General Electric Co.	150,200	6,182,232	6.42%

Materials – 7.18%
EI Du Pont de Nemours & Co.	139,600	6,911,596	7.18%

Telecommunication Services – 15.79%
AT&T, Inc.	177,800	7,430,262	7.71%
Verizon Communications, Inc.	168,900	7,781,223	8.08%
		15,211,485	15.79%

Total Common Stocks (Cost $60,488,350)		73,040,123	75.84%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS                                                                                                               1-800-966-4354

SUMMARY OF INVESTMENTS — TOTAL RETURN FUND

SHORT-TERM INVESTMENTS – 65.24%	Principal		% of Net
	Amount	Value	Assets
Discount Notes – 1.36%
Federal Home Loan Bank Discount Note,
4.252%, due 11/01/2007	$1,307,000	$1,307,000	1.36%

Total Discount Notes (Cost $1,307,000)		1,307,000	1.36%

U.S. Treasury Bills* – 62.02%
3.371%, 11/15/2007	21,000,000	20,973,050	21.78%
3.577%, 12/13/2007	22,000,000	21,910,167	22.75%
3.551%, 01/24/2008	17,000,000	16,849,142	17.49%

Total U.S. Treasury Bills (Cost $59,745,573)		59,732,359	62.02%

Variable Rate Demand Notes# – 1.86%
American Family Financial Services, Inc.
4.943%	1,795,366	1,795,366	1.86%

Total Variable Rate Demand Notes
(Cost $1,795,366)		1,795,366	1.86%

Total Short-Term Investments
(Cost $62,847,939)		62,834,725	65.24%

Total Investments– 141.08%
(Cost $123,336,289)		135,874,848	141.08%

Liabilities in Excess of Other Assets – (41.08)%		(39,565,929)	(41.08)%
TOTAL NET ASSETS– 100.00%		$96,308,919	100.00%

#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2007.
*	Collateral or partial collateral for securities sold subject to repurchase.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — BALANCED FUND

HENNESSY BALANCED FUND
(% of Net Assets)

TOP TEN HOLDINGS	% of net assets
Merck & Co., Inc.	5.58%
AT&T, Inc.	5.30%
General Electric Co.	5.21%
J.P. Morgan Chase & Co.	4.88%
Verizon Communications, Inc.	4.84%
Altria Group, Inc.	4.78%
EI Du Pont de Nemours & Co.	4.69%
Pfizer, Inc.	4.01%
General Motors Corp.	4.00%
Citigroup, Inc.	3.88%

HENNESSYFUNDS                                                                                                               1-800-966-4354

SUMMARY OF INVESTMENTS — BALANCED FUND

COMMON STOCKS – 49.36%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 4.76%
General Motors Corp.	17,175	$673,088	4.00%
Home Depot, Inc.	3,900	122,889	0.73%
Idearc, Inc.	175	4,722	0.03%
		800,699	4.76%
Consumer Staples – 6.21%
Altria Group, Inc.	11,025	804,053	4.78%
The Coca-Cola Co.	2,500	154,400	0.92%
Kraft Foods, Inc.	2,595	86,699	0.51%
		1,045,152	6.21%
Financials – 8.76%
Citigroup, Inc.	15,575	652,592	3.88%
J.P. Morgan Chase & Co.	17,450	820,150	4.88%
		1,472,742	8.76%
Health Care – 9.59%
Merck & Co., Inc.	16,100	937,986	5.58%
Pfizer, Inc.	27,400	674,314	4.01%
		1,612,300	9.59%
Industrials – 5.21%
General Electric Co.	21,300	876,708	5.21%

Materials – 4.69%
EI Du Pont de Nemours & Co.	15,925	788,447	4.69%

Telecommunication Services – 10.14%
AT&T, Inc.	21,325	891,172	5.30%
Verizon Communications, Inc.	17,675	814,287	4.84%
		1,705,459	10.14%

Total Common Stocks (Cost $7,409,152)		8,301,507	49.36%

The accompanying notes are an integral part of these financial statements.

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SUMMARY OF INVESTMENTS — BALANCED FUND

SHORT-TERM INVESTMENTS – 50.67%	Principal		% of Net
	Amount	Value	Assets
U.S. Treasury Notes – 42.86%
4.250%, 11/30/2007	$900,000	$900,212	5.35%
3.000%, 02/15/2008	1,725,000	1,720,284	10.23%
4.625%, 03/31/2008	1,000,000	1,002,422	5.96%
4.875%, 05/31/2008	1,000,000	1,004,219	5.97%
3.250%, 08/15/2008	2,600,000	2,582,736	15.35%

Total U.S. Treasury Notes (Cost $7,199,625)		7,209,873	42.86%

Discount Notes – 7.73%
Federal Home Loan Bank Discount Note,
4.252%, due 11/01/2007	1,301,000	1,301,000	7.73%

Total Discount Notes (Cost $1,301,000)		1,301,000	7.73%

Variable Rate Demand Notes# – 0.08%
American Family Financial Services, Inc.
4.943%	13,778	13,778	0.08%

Total Variable Rate Demand Notes
(Cost $13,778)		13,778	0.08%

Total Short-Term Investments
(Cost $8,514,403)		8,524,651	50.67%

Total Investments– 100.03%
(Cost $15,923,555)		16,826,158	100.03%

Liabilities in Excess of Other Assets – (0.03)%		(5,275)	(0.03)%
TOTAL NET ASSETS– 100.00%		$16,820,883	100.00%

#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2007.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS                                                                                                               1-800-966-4354

Financial Statements

Statements of Assets and Liabilities as of October 31, 2007

HENNESSY
CORNERSTONE
GROWTH FUND
ASSETS:
Investments, at value (cost $902,735,539, $142,097,792,
$230,412,271 $167,399,662, $123,336,289, $15,923,555 respectively)	$983,678,458
Dividends and interest receivable	366,790
Receivable for fund shares sold	468,596
Receivable for securities sold	9,898,197
Prepaid expenses and other assets	54,534
Total Assets	994,466,575

LIABILITIES:
Loan payable	1,340,000
Payable for fund shares redeemed	1,426,011
Payable to Advisor	634,654
Payable to Administrator	395,748
Payable to Distributor	—
Reverse repurchase agreement	—
Accrued interest payable	307
Accrued service fees	85,764
Accrued sub transfer agent fees	103,732
Accrued expenses and other payables	54,893
Total Liabilities	4,041,109

NET ASSETS	$990,425,466

NET ASSETS CONSIST OF:
Capital stock	$800,062,900
Accumulated net investment income (loss)	—
Accumulated net realized gain (loss) on investments	109,419,647
Unrealized net appreciation (depreciation) on investments	80,942,919
Total Net Assets	$990,425,466

Shares authorized ($.0001 par value)	25,000,000,000
Shares issued and outstanding	51,026,800
Net asset value, offering price and redemption price per share	$19.41

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF ASSETS AND LIABILITIES

HENNESSY
CORNERSTONE	HENNESSY	HENNESSY	HENNESSY	HENNESSY
GROWTH FUND,	FOCUS 30	CORNERSTONE	TOTAL RETURN	BALANCED
SERIES II	FUND	VALUE FUND	FUND	FUND

$138,958,398	$227,941,415	$204,445,858	$135,874,848	$16,826,158
8,834	41,121	486,033	145,761	85,838
27,958	576,084	3,339	6,538	—
—	6,168,415	—	—	—
43,855	23,131	19,592	14,117	8,408
139,039,045	234,750,166	204,954,822	136,041,264	16,920,404

—	—	—	—	—
237,632	1,041,306	187,130	83,562	9,059
90,690	160,693	127,384	49,217	8,525
57,428	102,114	79,093	37,905	6,698
—	—	—	90,232	50,157
—	—	—	39,241,000	—
2,302	424	—	177,724	—
12,255	21,715	17,214	8,203	1,421
16,782	23,945	9,498	—	—
43,380	28,860	30,296	44,502	23,661
460,469	1,379,057	450,615	39,732,345	99,521

$138,578,576	$233,371,109	$204,504,207	$96,308,919	$16,820,883

$115,814,327	$203,040,487	$203,208,976	$171,293,988	$16,566,528
21,413	—	4,247,234	144,144	36,709
25,882,230	32,801,478	(39,998,199)	(87,667,772)	(684,957)
(3,139,394)	(2,470,856)	37,046,196	12,538,559	902,603
$138,578,576	$233,371,109	$204,504,207	$96,308,919	$16,820,883

Unlimited	25,000,000,000	25,000,000,000	100,000,000	100,000,000
4,570,420	17,067,377	11,989,019	7,016,938	1,344,932
$30.32	$13.67	$17.06	$13.73	$12.51

HENNESSYFUNDS                                                                                                               1-800-966-4354

Financial Statements

Statements of Operations Year ended October 31, 2007

HENNESSY
CORNERSTONE
GROWTH FUND
INVESTMENT INCOME:
Dividend income(1)	$8,903,761
Interest income	1,057,926
Securities lending (See Note 6)	—
Total investment income	9,961,687

EXPENSES:
Investment advisory fees (See Note 5)	8,363,138
Administration, fund accounting, custody and transfer agent fees (See Note 5)	2,635,148
Distribution fees (See Note 5)	—
Service fees (See Note 5)	1,130,154
Federal and state registration fees	59,497
Audit fees	21,490
Legal fees	10,501
Reports to shareholders	137,000
Directors’ fees and expenses	9,997
Sub-transfer agent expenses (See Note 5)	1,155,364
Interest expense (See Note 3 and 7)	8,328
Other	65,102
Total expenses	13,595,719
NET INVESTMENT INCOME (LOSS)	$(3,634,032)

REALIZED AND UNREALIZED GAINS:
Net realized gain on investments	$111,245,274
Change in unrealized appreciation (depreciation) on investments	(876,501)
Net gain on investments	110,368,773

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$106,734,741

(1)	Net of foreign taxes withheld of $615,483, $5,148, $0, $165,786, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF OPERATIONS

HENNESSY
CORNERSTONE	HENNESSY	HENNESSY	HENNESSY	HENNESSY
GROWTH FUND,	FOCUS 30	CORNERSTONE	TOTAL RETURN	BALANCED
SERIES II	FUND	VALUE FUND	FUND	FUND

$1,138,792	$1,133,733	$8,315,420	$2,767,548	$363,255
139,962	373,108	239,786	2,963,116	484,566
—	—	328	—	—
1,278,754	1,506,841	8,555,534	5,730,664	847,821

1,408,211	1,780,665	1,663,799	622,803	120,391
443,484	561,053	524,224	242,103	46,799
—	—	—	227,055	43,547
190,299	240,630	224,838	32,446	6,616
32,810	55,666	31,288	25,575	18,991
17,998	16,501	19,162	18,002	17,502
18,501	10,501	10,501	12,001	10,501
47,773	31,001	17,501	8,501	1,000
9,501	9,677	9,501	6,501	6,500
207,313	233,766	105,009	—	—
6,778	14,873	9,783	1,954,820	—
24,739	15,399	9,758	4,749	1,444
2,407,407	2,969,732	2,625,364	3,154,556	273,291
$(1,128,653)	$(1,462,891)	$5,930,170	$2,576,108	$574,530

$27,032,411	$34,333,802	$10,584,083	$3,214,280	$1,794,111
(19,628,497)	(11,346,335)	13,065,195	5,426,361	(860,448)
7,403,914	22,987,467	23,649,278	8,640,641	933,663

$6,275,261	$21,524,576	$29,579,448	$11,216,749	$1,508,193

HENNESSYFUNDS                                                                                                               1-800-966-4354

Financial Statements

Statements of Changes in Net Assets

	Hennessy Cornerstone Growth Fund
	Year Ended	Year Ended
	October 31,	October 31,
	2007	2006
OPERATIONS:
Net investment income (loss)	$(3,634,032)	$(2,547,605)
Net realized gain (loss) on securities	111,245,274	184,186,611
Change in unrealized appreciation (depreciation) on securities	(876,501)	(52,188,698)
Net increase (decrease) in net assets resulting from operations	106,734,741	129,450,308

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—
From net realized gains	(183,483,584)	(68,227,748)
Total distributions	(183,483,584)	(68,227,748)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	113,042,125	399,293,120
Dividends reinvested	178,259,103	66,277,329
Redemption fees retained	88,873	311,922
Cost of shares redeemed	(474,889,281)	(348,210,594)
Net increase (decrease) in net assets derived
from capital share transactions	(183,499,180)	117,671,777

TOTAL INCREASE (DECREASE) IN NET ASSETS	(260,248,023)	178,894,337

NET ASSETS:
Beginning of period	1,250,673,489	1,071,779,152
End of period	$990,425,466	$1,250,673,489

Accumulated net investment income (loss), end of period	$—	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold	5,966,383	18,991,149
Shares issued to holders as reinvestment of dividends	9,930,869	3,544,242
Shares redeemed	(25,075,476)	(17,324,674)
Net increase (decrease) in shares outstanding	(9,178,224)	5,210,717

*	For the four months ended October 31, 2006. Effective October 31, 2006, the Growth II Fund changed its fiscal year end to October 31st from June 30th.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF CHANGES IN NET ASSETS

Hennessy Cornerstone
Growth Fund, Series II			Hennessy Focus 30 Fund
Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
October 31,	October 31,	June 30,	October 31,	October 31,
2007	2006*	2006	2007	2006

$(1,128,653)	$(207,230)	$(610,188)	$(1,462,891)	$(1,552,126)
27,032,411	8,338,233	28,215,988	34,333,802	1,712,198
(19,628,497)	(21,353,033)	9,942,792	(11,346,335)	13,224,239
6,275,261	(13,222,030)	37,548,592	21,524,576	13,384,311

—	—	—	—	—
(9,231,945)	—	(30,993,772)	(1,781,615)	(17,767,996)
(9,231,945)	—	(30,993,772)	(1,781,615)	(17,767,996)

12,110,526	13,526,607	69,453,923	119,498,304	245,270,080
9,137,765	—	30,743,046	1,752,077	17,531,456
24,177	30,067	54,048	124,025	292,645
(123,925,703)	(35,424,128)	(126,497,325)	(148,376,546)	(143,395,044)

(102,653,235)	(21,867,454)	(26,246,308)	(27,002,140)	119,699,137

(105,609,919)	(35,089,484)	(19,691,488)	(7,259,179)	115,315,452

244,188,495	279,277,979	298,969,467	240,630,288	125,314,836
$138,578,576	$244,188,495	$279,277,979	$233,371,109	$240,630,288

$21,413	$—	$—	$—	$—

396,382	452,640	2,162,883	8,519,202	19,254,058
309,021	—	1,080,457	141,297	1,576,569
(4,075,942)	(1,187,819)	(4,122,793)	(11,019,600)	(11,671,094)
(3,370,539)	(735,179)	(879,453)	(2,359,101)	9,159,533

HENNESSYFUNDS                                                                                                               1-800-966-4354

Financial Statements

Statements of Changes in Net Assets

	Hennessy Cornerstone Value Fund
	Year Ended	Year Ended
	October 31,	October 31,
	2007	2006
OPERATIONS:
Net investment income (loss)	$5,930,170	$4,799,259
Net realized gain (loss) on securities	10,584,083	12,643,559
Change in unrealized appreciation (depreciation) on securities	13,065,195	20,367,759
Net increase (decrease) in net assets resulting from operations	29,579,448	37,810,577

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,691,101)	(4,751,582)
From net realized gains	—	—
Total distributions	(5,691,101)	(4,751,582)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	25,534,075	70,051,157
Dividends reinvested	5,174,239	4,182,613
Redemption fees retained	128,422	30,899
Cost of shares redeemed	(107,023,696)	(34,281,100)
Net increase (decrease) in net assets derived
from capital share transactions	(76,186,960)	39,983,569

TOTAL INCREASE (DECREASE) IN NET ASSETS	(52,298,613)	73,042,564

NET ASSETS:
Beginning of period	256,802,820	183,760,256
End of period	$204,504,207	$256,802,820

Accumulated net investment income (loss), end of period	$4,247,234	$4,008,165

CHANGES IN SHARES OUTSTANDING:
Shares sold	1,648,918	4,814,929
Shares issued to holders as reinvestment of dividends	337,964	318,554
Shares redeemed	(6,819,535)	(2,496,829)
Net increase (decrease) in shares outstanding	(4,832,653)	2,636,654

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF CHANGES IN NET ASSETS

Hennessy Total Return Fund		Hennessy Balanced Fund
Year Ended	Year Ended	Year Ended	Year Ended
October 31,	October 31,	October 31,	October 31,
2007	2006	2007	2006

$2,576,108	$2,500,717	$574,530	$592,308
3,214,280	2,471,535	1,794,111	379,500
5,426,361	13,451,078	(860,448)	2,484,570
11,216,749	18,423,330	1,508,193	3,456,378

(2,653,674)	(2,378,688)	(608,338)	(556,830)
—	—	—	—
(2,653,674)	(2,378,688)	(608,338)	(556,830)

7,605,881	24,923,801	6,969,033	19,077,668
2,513,974	2,237,354	594,977	544,793
31,831	8,471	10,406	4,909
(35,669,527)	(16,696,512)	(17,788,826)	(15,658,666)

(25,517,841)	10,473,114	(10,214,410)	3,968,704

(16,954,766)	26,517,756	(9,314,555)	6,868,252

113,263,685	86,745,929	26,135,438	19,267,186
$96,308,919	$113,263,685	$16,820,883	$26,135,438

$144,144	$221,710	$36,709	$70,517

629,320	2,059,164	576,031	1,713,646
151,028	196,136	37,600	48,924
(2,743,545)	(1,478,816)	(1,478,196)	(1,376,819)
(1,963,197)	776,484	(864,565)	385,751

HENNESSYFUNDS                                                                                                               1-800-966-4354

Financial Highlights

Hennessy Cornerstone Growth Fund

Year Ended
October 31,
2007
PER SHARE DATA:
Net asset value, beginning of period	$20.77

Income from investment operations:
Net investment gain (loss)(3)	(0.07)
Net realized and unrealized gains (losses) on securities	1.82
Total from investment operations	1.75

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains	(3.11)
Total distributions	(3.11)
Redemption fees retained(4)	—
Net asset value, end of period	$19.41

TOTAL RETURN	9.65%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$990.4
Ratio of expenses to average net assets	1.20%
Ratio of net investment income (loss) to average net assets	(0.32)%
Portfolio turnover rate	96.56%

(1)	For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.
(2)	All ratios for the period have been annualized, except portfolio turnover and total return.
(3)	Net investment loss per share is calculated using ending balances prior to consideration for adjustments for permanent book and tax differences.
(4)	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE GROWTH FUND

Year Ended	Year Ended	Period Ended	Year Ended September 30,
October 31,	October 31,	October 31,
2006	2005	2004(1)(2)	2004	2003

$19.49	$19.38	$19.08	$17.23	$13.55

(0.04)	(0.14)	(0.02)	(0.13)	(0.07)
2.55	4.13	0.32	1.98	4.23
2.51	3.99	0.30	1.85	4.16

—	—	—	—	—
(1.23)	(3.88)	—	—	(0.48)
(1.23)	(3.88)	—	—	(0.48)
—	—	—	—	—
$20.77	$19.49	$19.38	$19.08	$17.23

13.59%	23.17%	1.57%	10.74%	31.67%

$1,250.7	$1,071.8	$869.0	$866.0	$752.0
1.21%	1.23%	1.25%	1.25%	1.27%
(0.20)%	(0.78)%	(1.08)%	(0.68)%	(0.60)%
90.44%	88.98%	0.00%	106.97%	74.80%

HENNESSYFUNDS                                                                                                               1-800-966-4354

Financial Highlights

Hennessy Cornerstone Growth Fund, Series II

Year Ended
October 31,
2007
PER SHARE DATA:
Net asset value, beginning of period	$30.75

Income from investment operations:
Net investment gain (loss)	(0.25)
Net realized and unrealized gains (losses) on securities	1.02
Total from investment operations	0.77

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains	(1.20)
Total distributions	(1.20)
Redemption fees retained(4)	—
Net asset value, end of period	$30.32

TOTAL RETURN	2.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$138.6
Ratio of expenses to average net assets	1.27%
Ratio of net investment income (loss) to average net assets	(0.59)%
Portfolio turnover rate	85.61%

(1)	For the four months ended October 31, 2006. Effective October 31, 2006 the Fund changed its fiscal year end to October 31st from June 30th.
(2)	All ratios for the period have been annualized, except portfolio turnover and total return.
(3)	Net investment loss per share is calculated using average shares outstanding.
(4)	Amount is less than $0.01.
(5)
The financial highlights set forth herein include the historical highlights of The Henlopen Fund.  On July 1, 2005 Hennessy Advisors, Inc.  Became the investment advisor to the Fund and the Fund changed its name from “The Henlopen Fund” to Hennessy Cornerstone Growth Fund, Series II.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE GROWTH FUND, SERIES II

Period Ended	Year Ended June 30,
October 31,
2006(1)(2)	2006		2005(5)		2004(5)		2003(5)

$32.19	$31.29		$27.69		$18.13		$16.79

(0.03)	(0.07	)(3)	(0.14	)(3)	(0.23	)(3)	(0.16	)(3)
(1.41)	4.65		3.75		9.79		1.50
(1.44)	4.58		3.61		9.56		1.34

—	—		(0.01)		—		—
—	(3.68)		—		—		—
—	(3.68)		(0.01)		—		—
—	—		—		—		—
$30.75	$32.19		$31.29		$27.69		$18.13

(4.47)%	16.48%		13.04%		52.73%		7.98%

$244.2	$279.3		$299.0		$347.8		$78.0
1.25%	1.25%		1.33%		1.38%		1.58%
(0.24)%	(0.22)%		(0.49)%		(0.90)%		(1.04)%
92.63%	109.02%		192.24%		113.27%		90.06%

HENNESSYFUNDS                                                                                                               1-800-966-4354

Financial Highlights

Hennessy Focus 30 Fund

	Year Ended	Year Ended
	October 31,	October 31,
	2007	2006
PER SHARE DATA:
Net asset value, beginning of period	$12.39	$12.21

Income from investment operations:
Net investment income (loss)	(0.09)	(0.08)
Net realized and unrealized gains (losses) on investments	1.47	1.86
Total from investment operations	1.38	1.78

Less Distributions:
Dividends from net investment income	—	—
Dividends from net realized gains	(0.10)	(1.61)
Total distributions	(0.10)	(1.61)
Redemption fees retained	— (4)	0.01
Net asset value, end of period	$13.67	$12.39

TOTAL RETURN	11.30%	16.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$233.4	$240.6
Ratio of net expenses to average net assets:
Before expense reimbursement	1.23%	1.21%
After expense reimbursement	1.23%	1.21%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(0.61)%	(0.65)%
After expense reimbursement	(0.61)%	(0.65)%
Portfolio turnover rate	111.84%	123.71%

(1)
The financial highlights set forth herein include the historical financial highlights of the SYM Select Growth Fund. On September 17, 2003, Hennessy Advisors, Inc. became the investment advisor to the SYM Select Growth Fund and the Fund changed its name to the Hennessy Focus 30 Fund. Effective September 30, 2003 the Fund changed its fiscal year end to September 30th from December 31st.

(2)	For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.
(3)	All ratios for the period have been annualized, except portfolio turnover and total return.
(4)	Amount is less than $0.01.
(5)	From September 17, 2003 to October 31, 2006, the Hennessy Focus 30 Fund imposed an expense cap of 1.45% of the average daily net assets of the Focus 30 Fund.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY FOCUS 30 FUND

			January 1, 2003
Year Ended	Period Ended	Year Ended	through		Year Ended
October 31,	October 31,	September 30,	September 30,		December 31,
2005	2004(2)(3)	2004	2003(1)(3)		2002(1)

$8.67	$8.78	$7.72	$6.63		$9.27

(0.04)	(0.01)	(0.08)	(0.03)		(0.02)
3.58	(0.10)	1.14	1.12		(2.62)
3.54	(0.11)	1.06	1.09		(2.64)

—	—	—	—		—
—	—	—	—		—
—	—	—	—		—
— (4)	— (4)	— (4)	—	(4)	— (4)
$12.21	$8.67	$8.78	$7.72		$6.63

40.83%	(1.25)%	13.73%	16.44%		(28.48)%

$125.3	$50.4	$51.1	$33.3		$28.5

1.35%	1.45%	1.41%	1.59%		1.54%
1.35%	1.45%	1.41%	1.49	%(5)	1.50%

(0.60)%	(1.33)%	(0.92)%	(0.67)%		(0.24)%
(0.60)%	(1.33)%	(0.92)%	(0.57)%		(0.20)%
155.26%	0.00%	113.13%	356.77%		291.00%

HENNESSYFUNDS                                                                                                               1-800-966-4354

Financial Highlights

Hennessy Cornerstone Value Fund

Year Ended
October 31,
2007
PER SHARE DATA:
Net asset value, beginning of period	$15.27

Income from investment operations:
Net investment income (loss)	0.46
Net realized and unrealized gains (losses) on investments	1.68
Total from investment operations	2.14

Less Distributions:
Dividends from net investment income	(0.35)
Dividends from net realized gains	—
Total distributions	(0.35)
Redemption fees retained(4)	—
Net asset value, end of period	$17.06

TOTAL RETURN	14.26%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$204.5
Ratio of net expenses to average net assets	1.17%
Ratio of net investment income to average net assets	2.64%
Portfolio turnover rate	39.55%

(1)	For the one month ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from September 30th.
(2)	All ratios for the period have been annualized, except portfolio turnover and total return.
(3)	Calculated using average shares outstanding during period.
(4)	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE VALUE FUND

Year Ended	Year Ended	Period Ended	Year Ended September 30,
October 31,	October 31,	October 31,
2006	2005	2004(1)(2)	2004	2003

$12.95	$12.48	$12.37	$10.51	$8.95

0.30	0.30	0.02	0.31 (3)	0.21
2.36	0.41	0.09	1.76	1.55
2.66	0.71	0.11	2.07	1.76

(0.34)	(0.24)	—	(0.21)	(0.20)
—	—	—	—	—
(0.34)	(0.24)	—	(0.21)	(0.20)
—	—	—	—	—
$15.27	$12.95	$12.48	$12.37	$10.51

21.00%	5.69%	0.89%	19.83%	19.88%

$256.8	$183.8	$195.6	$194.5	$20.3
1.15%	1.20%	1.18%	1.18%	1.51%
2.49%	2.19%	1.70%	2.56%	2.10%
35.40%	32.22%	0.00%	8.20%	57.29%

HENNESSYFUNDS                                                                                                               1-800-966-4354

Financial Highlights

Hennessy Total Return Fund

Year Ended
October 31,
2007
PER SHARE DATA:
Net asset value, beginning of period	$12.61

Income from investment operations:
Net investment income	0.33
Net realized and unrealized gains (losses) on securities	1.13
Total from investment operations	1.46

Less Distributions:
Dividends from net investment income	(0.34)
Dividends from realized capital gains	—
Return of capital	—
Total distributions	(0.34)
Redemption fees retained(4)	—
Net asset value, end of period	$13.73

TOTAL RETURN	11.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$96.3
Gross ratio of expenses, including interest expense, to average net assets:
Before expense reimbursement	3.04%
After expense reimbursement	3.04%
Ratio of interest expense to average net assets	1.88%
Net ratio of expenses, excluding interest expense, to average net assets:
Before expense reimbursement	1.16%
After expense reimbursement	1.16%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	2.48%
After expense reimbursement	2.48%
Portfolio turnover rate	11.92%

(1)	For the four months ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from June 30th.
(2)	All ratios for the period have been annualized, except portfolio turnover and total return.
(3)	Calculated using average shares outstanding during period.
(4)	Amount is less than $0.01.
(5)
On February 27, 2004, the Hennessy Total Return Fund instituted an expense cap, excluding interest expense, of 1.35% of the average daily net assets of the Total Return Fund. This expense cap was in effect through June 30, 2005.

(6)	The Hennessy Total Return Fund imposed an expense cap, excluding interest expense, of 1.95%.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — HENNESSY TOTAL RETURN FUND

Year Ended	Year Ended	Period Ended	Year Ended June 30,
October 31,	October 31,	October 31,
2006	2005	2004(1)(2)	2004		2003

$10.57	$10.40	$10.62	$9.65		$9.78

0.31	0.23	0.07	0.17	(3)	0.12
2.03	0.17	(0.24)	0.92		(0.13)
2.34	0.40	(0.17)	1.09		(0.01)

(0.30)	(0.23)	(0.05)	(0.10)		(0.12)
—	—	—	—		—
—	—	—	(0.02)		—
(0.30)	(0.23)	(0.05)	(0.12)		(0.12)
—	—	—	—		—
$12.61	$10.57	$10.40	$10.62		$9.65

22.48%	3.83%	(1.61)%	11.36%		(0.04)%

$113.3	$86.7	$91.9	$97.0		$6.0

2.80%	2.28%	1.78%	1.66%		2.50%
2.80%	2.28%	1.78%	1.66%		2.33%

1.16%	1.23%	1.20%	1.27%		2.12%
1.16%	1.23%	1.20%	1.27	%(5)	1.95	%(6)
1.64%	1.05%	0.58%	0.39%		0.38%

2.79%	2.07%	1.85%	1.55%		1.25%
2.79%	2.07%	1.85%	1.55%		1.42%
24.16%	25.70%	0.30%	8.37%		17.60%

HENNESSYFUNDS                                                                                                               1-800-966-4354

Financial Highlights

Hennessy Balanced Fund

Year Ended
October 31,
2007
PER SHARE DATA:
Net asset value, beginning of period	$11.83

Income from investment operations:
Net investment income	0.38
Net realized and unrealized gains (losses) on securities	0.69
Total from investment operations	1.07

Less Distributions:
Dividends from net investment income	(0.39)
Dividends from realized capital gains	—
Return of capital	—
Total distributions	(0.39)
Redemption fees retained(3)	—
Net asset value, end of period	$12.51

TOTAL RETURN	9.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$16.8
Ratio of net expenses to average net assets	1.36%
Ratio of net investment income to average net assets	2.86%
Portfolio turnover rate	34.65%

(1)	For the four months ended October 31, 2004. Effective October 31, 2004, the Fund changed its fiscal year end to October 31st from June 30th.
(2)	All ratios for the period have been annualized, except portfolio turnover and total return.
(3)	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — HENNESSY BALANCED FUND

Year Ended	Year Ended	Period Ended	Year Ended June 30,
October 31,	October 31,	October 31,
2006	2005	2004(1)(2)	2004	2003

$10.56	$10.62	$10.85	$10.44	$10.62

0.30	0.18	0.04	0.11	0.14
1.25	(0.07)	(0.24)	0.50	(0.12)
1.55	0.11	(0.20)	0.61	0.02

(0.28)	(0.17)	(0.03)	(0.12)	(0.14)
—	—	—	(0.06)	(0.06)
—	—	—	(0.02)	—
(0.28)	(0.17)	(0.03)	(0.20)	(0.20)
—	—	—	—	—
$11.83	$10.56	$10.62	$10.85	$10.44

14.92%	1.13%	(1.86)%	5.81%	0.24%

$26.1	$19.3	$21.8	$23.4	$16.1
1.34%	1.49%	1.41%	1.41%	1.50%
2.75%	1.58%	1.12%	1.01%	1.40%
87.88%	21.31%	8.55%	45.17%	21.79%

HENNESSYFUNDS                                                                                                               1-800-966-4354

Statement of Cash Flows

Hennessy Total Return Fund For the Year Ended October 31, 2007

Cash Flows From Operating Activities:

Net increase in net assets from operations	$11,216,749
Adjustments to reconcile net increase in net assets from
operations to net cash provided by operating activities:
Purchase of long-term investment securities	(9,308,296)
Proceeds on sale of long-term securities	28,305,173
Sale of short-term investments, net	9,343,016
Decrease in other receivables, net	246,975
Decrease in other assets	1,857
Increase in accrued expenses and other payables	8,818
Net accretion of discount on securities	(2,944,593)
Net realized gain on investments	(3,214,280)
Unrealized appreciation on securities	(5,426,361)
Net cash provided by operating activities	$28,229,058

Cash Flows From Financing Activities:

Decrease in reverse repurchase agreements	$(159,000)
Proceeds on shares sold	7,605,881
Payment on shares repurchased	(35,637,696)
Cash dividends paid	(139,700)
Net cash used by financing activities	$(28,330,515)
Net increase (decrease) in cash	(101,457)

Cash at beginning of year	101,457
Cash at end of year	$—

Cash paid for interest	$1,964,769

The accompanying notes are an integral part of these financial statements.

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Notes to the Financial Statements
October 31, 2007

1).  ORGANIZATION

The Hennessy Mutual Funds, Inc. was organized as a Maryland corporation on May 20, 1996 and consists of three separate series: Hennessy Cornerstone Growth Fund (the “Growth Fund”), Hennessy Cornerstone Value Fund (the “Value Fund”) and the Hennessy Focus 30 Fund (the “Focus 30 Fund”), formerly SYM Select Growth Fund. These Funds are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended. The Growth Fund and Value Fund commenced operations on November 1, 1996. On September 17, 2003, Hennessy Advisors, Inc. became the investment advisor to the SYM Select Growth Fund and the fund changed its name to the Hennessy Focus 30 Fund.

The Hennessy Funds, Inc. was organized as a Maryland corporation on January 11, 1996 and consists of two separate series: Hennessy Balanced Fund (the “Balanced Fund”) and Hennessy Total Return Fund (the “Total Return Fund”). The Balanced and Total Return Funds are open-end, non-diversified management investment companies registered under the Investment Company Act of 1940, as amended. The Balanced Fund and Total Return Fund commenced operations on March 8, 1996 and July 29, 1998, respectively.

The Hennessy Funds Trust was organized as a Delaware Statutory Trust on September 17, 1992 and consists of two series: Hennessy Cornerstone Growth Fund, Series II (the “Growth II Fund”) and Hennessy Large Cap Growth Fund (the “Large Cap Fund”).  Prior to July 1, 2005, both the Trust and the Growth II Fund were known as The Henlopen Fund.  On July 1, 2005, Hennessy Advisors, Inc., became the investment advisor to the fund and the fund changed its name from “The Henlopen Fund” to “Hennessy Cornerstone Growth Fund, Series II”.  The Growth II Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended.  The Large Cap Fund has not yet commenced operations.

The Growth Fund, Growth II Fund, Focus 30 Fund, Value Fund, Total Return Fund and Balanced Fund collectively represent the Hennessy Funds (the “Funds”).

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a).
Investment Valuation – Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a

HENNESSYFUNDS                                                                                                               1-800-966-4354

price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

b).
Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2007 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities.  For the year ended October 31, 2007, the Growth Fund had a $3,634,032 permanent book and tax basis difference relating to the Fund’s net operating loss which resulted in an increase in accumulated net investment income and a decrease in paid-in capital.  The Growth II Fund had a $1,150,066 permanent book and tax basis difference relating to the Growth II Fund’s net operating loss which resulted in an increase in accumulated net investment income and a decrease to accumulated gains. The Focus 30 Fund had a $1,462,892 permanent book and tax basis difference relating to the Fund’s net operating loss which resulted in an increase in accumulated net investment income and decrease to accumulated gains. The Value Fund had a $46,538,000 permanent book and tax basis difference relating to the expiration of the Funds prior year capital loss carryforward which resulted in an increase in accumulated realized gain and a decrease in accumulated paid-in capital.

c).
Income and Expenses – Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees.

d).	Distributions to Shareholder – Dividends from net investment income for the Growth, Growth II, Focus 30 and Value Funds, if any, are declared and paid

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out annually, usually in November or December of each year. Dividends from net investment income for the Total Return and Balanced Funds are declared and paid on a calendar quarter basis. Distributions of net realized capital gains, if any, are declared and paid annually, usually in November or December of each year, for all of the Funds.

e).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

f).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

g).
Share Valuation – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1.50% redemption fee on shares held less than 90 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

h).
Repurchase Agreements – Each Fund may enter into repurchase agreements with member banks or security dealers of the Federal Reserve whom the investment advisor deems creditworthy. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient, in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

i).
Recently Issued Accounting Pronouncements – On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not

HENNESSYFUNDS                                                                                                               1-800-966-4354

threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

3).  REVERSE REPURCHASE AGREEMENTS

The Total Return Fund has entered into reverse repurchase agreements with UBS PaineWebber, Inc., under which the Total Return Fund sells securities and agrees to repurchase them later at a mutually agreed upon price. For the year ended October 31, 2007, the average daily balance and average interest rate in effect for reverse repurchase agreements was $38,771,925 and 4.964%, respectively. At October 31, 2007, the interest rate in effect for the outstanding reverse repurchase agreements, scheduled to mature on November 15, 2007 ($12,502,000), December 13, 2007 ($14,272,000), January 24, 2008 ($12,467,000) were 3.90%, 4.00% and 4.20%, respectively, and were equal to 28.84% of the Total Return Fund’s total assets.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) during the following fiscal periods were as follows:

	Growth	Growth II	Focus 30	Value	Total Return	Balanced
	Fund	Fund	Fund	Fund	Fund	Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	10/31/07	10/31/07	10/31/07	10/31/07	10/31/07	10/31/07
Purchases	$1,056,326,064	$159,189,514	$260,563,747	$86,566,928	$9,308,296	$3,557,166
Sales	$1,432,666,323	$270,139,434	$296,036,809	$148,327,079	$28,305,173	$9,735,957

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Hennessy Advisors, Inc. (the “Advisor”) is the Advisor of the Funds. The Advisor provides the Funds with investment management services under a Management Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee from each Fund. The fee is based upon the average daily net assets of the Funds at the annual rate of:

Growth Fund	0.74%
Growth II Fund	0.74%
Focus 30 Fund	0.74%
Value Fund	0.74%
Total Return Fund	0.60%
Balanced Fund	0.60%

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The Board of Directors has approved a Shareholder Servicing Plan which was instituted to compensate the Advisor for the non-investment management services it provides to the Funds. The Plan provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Funds.

The Growth Fund, Growth II Fund, Focus 30 Fund and Value Fund have entered into agreements with various brokers, dealers and financial intermediaries in connection with the sale of shares of the Funds.  The agreements provide for periodic payments by the Funds to the brokers, dealers and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include: the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status and facilitating shareholder telephone transactions.  Fees paid by the Growth Fund, Growth II Fund, Focus 30 Fund and Value Fund to various brokers, dealers and financial intermediaries for the year ended October 31, 2007, were $1,155,364, $207,313, $233,766 and $105,009, respectively.

The Total Return and Balanced Funds have adopted a plan pursuant to Rule 12b-1 which authorizes payments in connection with the distribution of the Total Return and Balanced Fund shares at an annual rate not to exceed 0.25% of each Fund’s average daily net assets. The Board of Directors approved a reduction of the 12b-1 fees from 0.25% to 0.15% effective July 1, 2007. Amounts paid under the Plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including but not limited to, advertising, compensation for sales and marketing activities or financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareowners and the printing and mailing of sales literature.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees paid to U.S. Bancorp Fund Services, LLC for the year ended October 31, 2007, were $2,635,148, $443,484, $561,053, $524,224, $242,103 and $46,799 for Growth, Growth II, Focus 30, Value, Total Return and Balanced Funds, respectively.

The SYM Select Growth Fund was the predecessor fund of the Focus 30 Fund. The financial highlights reported for periods before September 17, 2003, represent the activity of the SYM Select Growth Fund.

The Henlopen Fund was the predecessor fund of the Growth II Fund. The financial highlights reported for periods before July 1, 2005, represent the activity of The Henlopen Fund.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliated company of U.S. Bank, N.A.

HENNESSYFUNDS                                                                                                               1-800-966-4354

6).  SECURITIES LENDING

The Growth and Value Funds had entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian was authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least 102% of the value of the securities loaned. The cash collateral was invested by the custodian in a money market pooled account approved by the Advisor. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering its securities and possible loss of income or value if the borrower failed to return them. The agreement provided that after predetermined rebates to the brokers, the income generated from lending transactions was allocated 60% to the Fund and 40% to the custodian. The Growth Fund discontinued securities lending in February 2005. The Value Fund discontinued securities lending in October 2006.

7).  LINE OF CREDIT

The Growth, Growth II, Focus 30, and Value Funds have $20,000,000, $10,000,000, $20,000,000 and $20,000,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with its custodian bank, U.S. Bank, N.A. During the year ended October 31, 2007, the Growth Fund had an outstanding average daily balance and a weighted average interest rate of $335,656 and 8.19%, respectively. The maximum amount outstanding for the Growth Fund during the period was $12,251,000. During the period ended October 31, 2007, the Growth II Fund had an outstanding average daily balance and a weighted average interest rate of $61,377 and 8.19%, respectively. The maximum amount outstanding for the Growth II Fund during the period was $3,886,000. During the year ended October 31, 2007, the Focus 30 Fund had an outstanding average daily balance and a weighted average interest rate of $166,935 and 8.19%, respectively. The maximum amount outstanding for the Focus 30 Fund during the period was $5,449,000. During the year ended October 31, 2007, the Value Fund had an outstanding average daily balance and a weighted average interest rate of $118,951 and 8.19%. The maximum amount outstanding for the Value Fund during the period was $5,092,000.

8).  FEDERAL TAX INFORMATION

The following balances for the Funds are as of October 31, 2007:

	Growth	Growth II	Focus 30
	Fund	Fund	Fund
Cost of Investments for tax purposes	$903,107,962	$143,074,458	$230,677,691
Gross tax unrealized appreciation	205,872,689	15,476,859	6,685,103
Gross tax unrealized depreciation	(125,302,193)	(19,592,919)	(9,413,579)
Net tax unrealized appreciation
(depreciation) on investments	80,570,496	(4,116,060)	(2,728,476)
Undistributed ordinary income	$—	$7,021,406	$1,697,121
Undistributed long-term capital gains	$110,914,201	$19,858,903	$31,369,777
Total Distributable earnings	$110,914,201	$26,880,309	$33,066,898
Other accumulated gains (losses)	$(1,122,131)	$—	$(7,800)
Total accumulated earnings (losses)	$190,362,566	$22,764,249	$30,330,622

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	Value	Total Return	Balanced
	Fund	Fund	Fund
Cost of Investments for tax purposes	$167,431,032	$123,450,651	$16,050,470
Gross tax unrealized appreciation	44,131,530	14,602,502	1,125,590
Gross tax unrealized depreciation	(7,123,953)	(2,178,305)	(349,902)
Net tax unrealized appreciation
(depreciation) on investments	37,007,577	12,424,197	775,688
Undistributed ordinary income	$3,980,567	$144,144	$45,041
Undistributed long-term capital gains	$—	$—	$777,518
Total Distributable earnings	$3,980,567	$144,144	$822,559
Other accumulated gains (losses)	$(39,692,913)	$(87,553,410)	$(1,343,892)
Total accumulated earnings (losses)	$1,295,231	$74,985,069	$254,355

At October 31, 2007, the Growth Fund had tax basis capital losses of $1,122,131, to offset future capital gains, the use of a portion of which is limited by IRS regulations. Of such losses, $376,392 expire October 31, 2008, $563,180 expire October 31, 2009, and $182,559 expire October 31, 2010. Additionally, the Growth Fund had no post-October loss deferrals as of October 31, 2007.

At October 31, 2007, the Growth II Fund had no tax basis capital losses.  Additionally, the Growth II Fund had no post-October loss deferrals as of October 31, 2007.

At October 31, 2007, the Focus 30 Fund had no tax basis capital losses which may be carried over to offset future capital gains. Additionally, the Focus 30 Fund had no post-October loss deferrals as of October 31, 2007.

At October 31, 2007, the Value Fund had tax basis capital losses of $39,700,162, to offset future capital gains, the use of a portion of which is limited by IRS regulations. Of such losses, $11,505,303 expire October 31, 2008, $27,482,264 expire October 31, 2010 and $712,595 expire October 31, 2011. Additionally, the Value Fund had no post-October loss deferrals as of October 31, 2007.

At October 31, 2007, the Total Return Fund had tax basis capital losses of $87,555,329, which may be carried over to offset future capital gains. Of such losses, $52,894,232 expire on October 31, 2008 and $34,658,578 expire October 31, 2009. Additionally, the Total Return Fund had no post-October loss deferrals as of October 31, 2007.

At October 31, 2007, the Balanced Fund had tax basis capital losses of $1,343,892, to offset future capital gains, the use of a portion of which is limited by IRS regulations. Of such losses, $447,964 expire October 31, 2008, $447,964 expire October 31, 2009 and $447,964 expire October 31, 2010. Additionally, the Balanced Fund had no post-October loss deferrals as of October 31, 2007.

HENNESSYFUNDS                                                                                                               1-800-966-4354

The tax character of distributions paid during 2007 and 2006 for the Funds were as follows:

		Year Ended	Year Ended
Growth Fund		October 31, 2007	October 31, 2006
Distributions paid from:
Ordinary income		—	$46,111,012
Long-term capital gain		$183,483,584	22,116,736
		$183,483,584	$68,227,748

	Year Ended	Period Ended	Year Ended
Growth II Fund	October 31, 2007	October 31, 2006(1)	June 30, 2006
Distributions paid from:
Ordinary income	$825,637	$—	$23,569,994
Long-term capital gain	8,406,308	—	7,423,778
	$9,231,945	$—	$30,993,772

		Year Ended	Year Ended
Focus 30 Fund		October 31, 2007	October 31, 2006
Distributions paid from:
Ordinary income		$—	$—
Long-term capital gain		1,781,615	17,767,996
		$1,781,615	$17,767,996

		Year Ended	Year Ended
Value Fund		October 31, 2007	October 31, 2006
Distributions paid from:
Ordinary income		$5,691,101	$4,751,582
Long-term capital gain		—	—
		$5,691,101	$4,751,582

		Year Ended	Year Ended
Total Return Fund		October 31, 2007	October 31, 2006
Distributions paid from:
Ordinary income		$2,653,674	$2,378,688
Long-term capital gain		—	—
		$2,653,674	$2,378,688

		Year Ended	Year Ended
Balanced Fund		October 31, 2007	October 31, 2006
Distributions paid from:
Ordinary income		$608,338	$556,830
Long-term capital gain		—	—
		$608,338	$556,830

(1)	For the four months ended October 31, 2006. Effective October 31, 2006, the Fund changed its fiscal year end to October 31st from June 30th.

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9).  FEDERAL TAX DISTRIBUTION INFORMATION

The Growth II, Value, Total Return and Balanced Funds designate 14%, 100%, 100%, and 64%, respectively of the dividends declared from net investment income during the year ended October 31, 2007, as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended October 31, 2007, 14%, 100%, 100% and 64% of the ordinary distributions paid by the Growth II, Value, Total Return and Balanced Funds qualify for the dividends received deduction available to corporate shareholders.

Additional Information Applicable to Foreign Shareholders Only.  For the fiscal year ended October 31, 2007, the following percentages of its ordinary income distributions paid are designated as short-term capital gain distributions under the Internal Revenue Code Section  871(k)(2)(c): Growth II Fund - 100% and Focus 30 Fund - 100%.

10).  SUBSEQUENT EVENTS

On November 29, 2007, long-term capital gain distributions of $2.23953, $4.53896, $1.91402 and $0.58020 were declared for the Growth Fund, Growth II Fund, Focus 30 Fund and Balanced Fund, respectively and a short-term capital gain of $1.59083, $0.10246 and $0.00622 was declared for the Growth II Fund, Focus 30 Fund and Balanced Fund. The distributions were paid on November 29, 2007 to shareholders of record November 28, 2007.

HENNESSYFUNDS                                                                                                               1-800-966-4354

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors of
The Hennessy Mutual Funds, Inc., The Hennessy Funds, Inc.,
and The Hennessy Funds Trust:

We have audited the accompanying statements of assets and liabilities of The Hennessy Mutual Funds, Inc. (comprising, respectively, Hennessy Cornerstone Growth Fund, Hennessy Cornerstone Value Fund, and Hennessy Focus 30 Fund), The Hennessy Funds, Inc. (comprising, respectively, Hennessy Balanced Fund and Hennessy Total Return Fund) and the Hennessy Funds Trust (comprising, Hennessy Cornerstone Growth Fund, Series II), collectively referred to as the Funds, including the schedules of investments, as of October 31, 2007, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, (for the four-month period ended October 31, 2006 and year ended June 30, 2006 for the Hennessy Cornerstone Growth Fund, Series II) and the financial highlights for each of the periods presented, (for the year ended October 31, 2007, the period ended October 31, 2006 and year ended June 30, 2006 for the Hennessy Cornerstone Growth Fund, Series II and for each of the periods presented for 2007, 2006, 2005, 2004, and 2003 for the Hennessy Focus 30 Fund).  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The accompanying financial highlights for the years ended June 30, 2005, 2004, and 2003 of the Hennessy Cornerstone Growth Fund, Series II and the financial highlights for the year ended December 31, 2002 of the Hennessy Focus 30 Fund, were audited by other auditors whose reports thereon dated July 28, 2005 and January 25, 2003, respectively, expressed an unqualified opinion on these statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

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In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hennessy Cornerstone Growth Fund, Hennessy Cornerstone Value Fund, Hennessy Focus 30 Fund, Hennessy Balanced Fund, Hennessy Total Return Fund and Hennessy Cornerstone Growth Fund, Series II, as of October 31, 2007, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended (for the four-month period ended October 31, 2006 and year ended June 30, 2006 for the Hennessy Cornerstone Growth Fund, Series II), and the financial highlights for each of the period presented (for the year ended October 31, 2007, the period ended October 31, 2006 and the year ended June 30, 2006 for the Hennessy Cornerstone Growth Fund, Series II and for each of the period presented for 2006, 2005, 2004, and 2003 for the Hennessy Focus 30 Fund) in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
December 14, 2007

HENNESSYFUNDS                                                                                                               1-800-966-4354

Directors and Officers of the Funds

	Position(s)	Term of Office
	Held with	and Length of
Name, Age and Address	the Companies	Time Served
“Disinterested Persons”
J. Dennis DeSousa	Independent Director	Indefinite, until
Age: 70		successor elected
Address:
c/o Hennessy Advisors, Inc.		Served since January 1996
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

Robert T. Doyle	Independent Director	Indefinite, until
Age: 59		successor elected
Address:
c/o Hennessy Advisors, Inc.		Served since January 1996
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

Gerald P. Richardson	Independent Director	Indefinite, until
Age: 60		successor elected
Address:
c/o Hennessy Advisors, Inc.		Served since May 2004
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

“Interested Persons”
Neil J. Hennessy(2)	Director	Indefinite, until
Age: 51	and President	successor elected
Address:
c/o Hennessy Advisors, Inc.		Served since January 1996
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

WWW.HENNESSYFUNDS.COM

	Number of Portfolios
Principal Occupation(s)	in the Fund Complex	Other Directorships
During Past 5 Years	Overseen by Director (1)	Held by Director

Currently a real estate investor.	6	None.

Currently the Sheriff of Marin County,	6	None.
California (since 1996) and has been
employed in the Marin County Sheriff’s
Office in various capacities since 1969.

Chief Executive Officer and owner of	6	None.
ORBIS Payment Services since January
2001. In 2000, Mr. Richardson
was an independent consultant.

President, Chairman, CEO and	6	Director of Hennessy
Portfolio Manager of Hennessy		Advisors, Inc.
Advisors, Inc., the Funds’ investment advisor,
since 1989; President of The Hennessy
Mutual Funds, Inc., The Hennessy Funds,
Inc. since 1996 and Hennessy Funds Trust
since 2005.

HENNESSYFUNDS                                                                                                               1-800-966-4354

	Position(s)	Term of Office
	Held with	and Length of
Name, Age and Address	the Companies	Time Served
Frank Ingarra, Jr.(2)	Assistant	1 year term
Age: 36	Portfolio
Address:	Manager and	5 years
c/o Hennessy Advisors, Inc.	Vice President
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

Harry F. Thomas(2)	Chief Compliance	1 year term
Age: 60	Officer
Address:		2 years
c/o Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

Teresa M. Nilsen(2)	Executive Vice	1 year term
Age: 41	President and
Address:	Treasurer	10 years
c/o Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

Daniel B. Steadman(2)	Executive Vice	1 year term
Age: 51	President and
Address:	Secretary	7 years
c/o Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

WWW.HENNESSYFUNDS.COM

Number of Portfolios
Principal Occupation(s)	in the Fund Complex	Other Directorships
During Past 5 Years	Overseen by Director (1)	Held by Director
Assistant Portfolio Manager for	Not applicable.	Not applicable.
Hennessy Advisors, Inc., the Funds’
investment advisor, from March 2002
to the present; from August 2000
through March 2002, Mr. Ingarra
was the head trader for Hennessy
Advisors, Inc.; from August 2002 to
the present, Mr. Ingarra has been
a Vice President of The Hennessy
Mutual Funds, Inc. and The Hennessy
Funds, Inc. and since July 2005, Mr. Ingarra
has been Vice President of Hennessy Funds
Trust; and from July 1999 through
August 2000, Mr. Ingarra was the Vice
President and head trader for
O’Shaughnessy Capital Management.

Chief Compliance Officer for Hennessy	Not applicable.	Not applicable.
Advisors, Inc., the Funds’ investment
advisor, since 2004; retired business
executive from 2001 through 2004; director
of The Hennessy Mutual Funds, Inc. and
The Hennessy Funds, Inc. from 2000 to
May 2004; and Managing Director of
Emplifi, Inc., a consulting firm, from 1999
through 2001.

Currently Executive Vice President, Chief	Not applicable.	Director of Hennessy
Financial Officer and Secretary of Hennessy		Advisors, Inc.
Advisors, Inc., the Funds’ investment advisor;
Ms. Nilsen has been the corporate secretary
and a financial officer of Hennessy Advisors, Inc.
since 1989; Ms. Nilsen has been an officer of
The Hennessy Mutual Funds, Inc. and The
Hennessy Funds, Inc. since 1996 and Hennessy
Funds Trust since 2005, and is currently
Executive Vice President and Treasurer.

Executive Vice President of Hennessy	Not applicable.	Director of Hennessy
Advisors, Inc., the Funds’ investment advisor,		Advisors, Inc.
from 2000 to the present; Vice President of
Westamerica Bank from 1995 through 2000;
Mr. Steadman has been Executive Vice
President and Secretary of The Hennessy
Mutual Funds, Inc. and The Hennessy
Funds, Inc. since 2000 and Hennessy
Funds Trust since 2005.

HENNESSYFUNDS                                                                                                               1-800-966-4354

	Position(s)	Term of Office
	Held with	and Length of
Name, Age and Address	the Companies	Time Served
Tania A. Kelley	Vice President	1 year term
Age: 42	of Marketing
Address:		4 years
c/o Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

Ana Miner	Vice President	1 year term
Age: 49	of Operations
Address:		8 years
c/o Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

Brian Peery	Vice President	1 year term
Age: 38	of Sales
Address:		4 years
c/o Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

(1)
There are six portfolios in the fund complex overseen by the Directors: (a) the Hennessy Cornerstone Growth Fund, Hennessy Focus 30 Fund and Hennessy Cornerstone Value Fund, series of The Hennessy Mutual Funds, Inc.; (b) the Hennessy Total Return Fund and Hennessy Balanced Fund, series of The Hennessy Funds, Inc.; and (c) the Hennessy Cornerstone Growth Fund, Series II, a series of Hennessy Funds Trust (collectively, the “Hennessy Funds”).

(2)	All officers of the companies and employees of the Advisor are interested persons (as defined in the 1940 Act) of the Trust.

WWW.HENNESSYFUNDS.COM

Number of Portfolios
Principal Occupation(s)	in the Fund Complex	Other Directorships
During Past 5 Years	Overseen by Director (1)	Held by Director
Has been employed by Hennessy	Not applicable.	None.
Advisors, Inc., the Funds’ investment
advisor, since October 2003; Director of
Sales and Marketing for Comcast from
2002 through 2003; from 1999 to 2002,
Ms. Kelley was Director of Sales and
Marketing for AT&T.

Has been employed by Hennessy	Not applicable.	None.
Advisors, Inc., the Funds’ investment
advisor, since 1998; from 1990 through
1998, Ms. Miner was employed as an
institutional sales assistant by
Merrill Lynch Capital Markets.

Has been employed by Hennessy	Not applicable.	None.
Advisors, Inc., the Funds’ investment
advisor, since June 2002; Vice President of
Institutional Sales and Senior Analyst with
Brad Peery Inc. from June 2000 to June
2002; from 1996 to 2002, Mr. Peery worked
for Haywood Securities where he was a
Vice President.

HENNESSYFUNDS                                                                                                               1-800-966-4354

Expense Example
October 31, 2007 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

Actual Expenses

The first set of lines of the table below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 1.50% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange

WWW.HENNESSYFUNDS.COM

fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	5/1/07	10/31/07	5/1/07 – 10/31/07
Actual
Growth Fund	$1,000.00	$1,013.60	$6.09
Growth II Fund	$1,000.00	$966.80	$6.30
Focus 30 Fund	$1,000.00	$962.00	$6.08
Value Fund	$1,000.00	$1,059.00	$6.07
Total Return Fund	$1,000.00	$1,050.80	$15.71
Balanced Fund	$1,000.00	$1,038.30	$6.99

Hypothetical (5% return
before expenses)
Growth Fund	$1,000.00	$1,019.16	$6.11
Growth II Fund	$1,000.00	$1,018.80	$6.46
Focus 30 Fund	$1,000.00	$1,019.00	$6.26
Value Fund	$1,000.00	$1,019.31	$5.96
Total Return Fund	$1,000.00	$1,009.88	$15.40
Balanced Fund	$1,000.00	$1,018.35	$6.92

(1)
Expenses are equal to the Growth Fund’s expense ratio of 1.20%, the Growth II Fund’s expense ratio of 1.27%, the Focus 30 Fund’s expense ratio of 1.23%, the Value Fund’s expense ratio of 1.17%, the Total Return Fund’s expense ratio of 3.04%, and the Balanced Fund’s expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect one-half year period).

HENNESSYFUNDS                                                                                                               1-800-966-4354

PROXY VOTING POLICY

How to Obtain a Copy of the Funds’ Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds website at www.hennessyfunds.com; or (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. Hennessy Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will be available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Funds’ N-Q will also be available upon request by calling 1-800-966-4354.

WWW.HENNESSYFUNDS.COM

(This Page Intentionally Left Blank.)

HENNESSYFUNDS                                                                                                               1-800-966-4354

For information, questions
or assistance, please call
The Hennessy Funds

1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR	DIRECTORS
Hennessy Advisors, Inc.	Neil J. Hennessy
7250 Redwood Blvd., Suite 200	Robert T. Doyle
Novato, California 94945	J. Dennis DeSousa
Gerald P. Richardson
ADMINISTRATOR, TRANSFER
AGENT, DIVIDEND PAYING	COUNSEL
AGENT & SHAREHOLDER	Foley & Lardner LLP
SERVICING AGENT	777 East Wisconsin Avenue
U.S. Bancorp Fund Services, LLC	Milwaukee, Wisconsin 53202-5306
P.O. Box 701
Milwaukee, Wisconsin 53201-0701	INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
CUSTODIAN	KPMG LLP
U.S. Bank, N.A.	303 East Wacker Drive
Custody Operations	Chicago, Illinois 60601
1555 North RiverCenter Dr., Suite 302
Milwaukee, Wisconsin 53212	DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

WWW.HENNESSYFUNDS.COM

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/07	FYE 10/31/06
Audit Fees	$48,500	$27,500
Audit-Related Fees
Tax Fees	9,600	7,250
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/07	FYE 10/31/06
Registrant	$-	$-
Registrant’s Investment Adviser	-	-

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed  herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Mutual Funds, Inc.

By (Signature and Title)*  /s/Neil J. Hennessy
                                               Neil J. Hennessy, President

Date     January 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/Neil J. Hennessy
                                               Neil J. Hennessy, President

Date     January 7, 2008

By (Signature and Title)*  /s/Teresa M. Nilsen
                                               Teresa M. Nilsen, Treasurer

Date     January 7, 2008